Cash, cash equivalents and restricted cash (Details) - Schedule of cash, cash equivalents and restricted cash - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Restricted Cash Abstract
Cash and cash equivalents	$ 16,599,897	$ 8,839,402
Restricted cash	44,398,144	110,925
Total cash & restricted cash	$ 60,998,041	$ 8,950,327